Fair Value	12 Months Ended
Dec. 31, 2025
Fair Value [Abstract]
Fair Value
(13)	Fair Value

Fair value measurements (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices or similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the value that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of assets and liabilities:

Securities Available for Sale: The fair value of securities available for sale are determined utilizing an independent pricing service for identical assets or significantly similar securities.  The pricing service uses a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models.  Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.  This results in a Level 2 classification of the inputs for determining fair value.  Interest and dividend income is recorded on the accrual method and included in the income statement in the respective investment class under total interest income.  The Company does not have any securities that would be designated as Level 3.

Other Real Estate Owned: Assets acquired through loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell.  Fair value is commonly based on recent real estate appraisals.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach.  Adjustments are routinely made in the appraisal process to adjust for differences between the comparable sales and income data available.  This results in a Level 3 classification of the inputs for determining fair value.

Individually Evaluated Loans: Loans individually evaluated carried at fair value generally have had a charge-off through the allowance for credit losses on loans.  For collateral dependent loans, fair value is commonly based on recent real estate appraisals.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach.  Adjustments are routinely made in the appraisal process to adjust for differences between the comparable sales and income data available.  Such adjustments may be significant and typically result in a Level 3 classification of the inputs for determining fair value.  When obtained, non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.  Loans individually evaluated are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

There were no transfers between Level 1 and Level 2 in 2025 and 2024.

	Fair Value Measurements at
	December 31, 2025 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
(dollars in thousands)	Value	(Level 1)	(Level 2)	(Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$31,772	$-	$31,772	$-
State and political subdivisions	9	-	9	-
Mortgage backed securities and collateralized mortgage obligations - residential	206,290	-	206,290	-
Corporate bonds	59,932	-	59,932	-
Small Business Administration - guaranteed participation securities	11,710	-	11,710	-
Other	705	-	705	-

Total securities available for sale	$310,418	$-	$310,418	$-

	Fair Value Measurements at
	December 31, 2024 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
(dollars in thousands)	Value	(Level 1)	(Level 2)	(Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$85,617	$-	$85,617	$-
State and political subdivisions	18	-	18	-
Mortgage backed securities and collateralized mortgage obligations - residential	213,128	-	213,128	-
Corporate bonds	44,581	-	44,581	-
Small Business Administration - guaranteed participation securities	14,141	-	14,141	-
Other	700	-	700	-

Total securities available for sale	$358,185	$-	$358,185	$-
Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at
	December 31, 2025 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
(dollars in thousands)	Value	(Level 1)	(Level 2)	(Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$1,394	$-	$-	$1,394	Sales comparison approach	Adjustments for differences between comparable sales	0% - 58% (29%)
Individually evaluated loans:
Real estate mortgage - 1 to 4 family	86	-	-	86	Sales comparison approach	Adjustments for differences between comparable sales	0% - 52% (26%)

Fair Value Measurements at
December 31, 2024 Using:
Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
(dollars in thousands)	Value	(Level 1)	(Level 2)	(Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$2,174	$-	$-	$2,174	Sales comparison approach	Adjustments for differences between comparable sales	0% - 44% (18%)

Individually evaluated loans:
Real estate mortgage - 1 to 4 family	-	-	-	-	Sales comparison approach	Adjustments for differences between comparable sales	N/A

Other real estate owned, which is carried at fair value less costs to sell, was approximately $1.4 million at December 31, 2025, and consisted of residential and commercial real estate properties.   A valuation charge of $547 thousand is included in earnings for the year ended December 31, 2025.

Of the total individually evaluated loans of $25.8 million at December 31, 2025, there were real estate mortgage loans that were collateral dependent and are carried at fair value measured on a non-recurring basis.  Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no individually analyzed reserves for these loans at December 31, 2025.  The carrying balances of these loans were $185 thousand and there were $99 thousand in charge-offs related to real estate mortgage loans included in the table above as of December 31, 2025.

Other real estate owned, which is carried at fair value less costs to sell, was approximately $2.2 million at December 31, 2024, and consisted of residential and commercial real estate properties.   A valuation charge of $350 thousand is included in earnings for the year ended December 31, 2024.

Of the total individually evaluated loans of $24.4 million at December 31, 2024, there are no loans that were collateral dependent and are carried at fair value measured on a non-recurring basis.  Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2024.  There were no gross charge-offs related to residential individually analyzed loans included in the table above.
In accordance with ASC 825, the carrying amounts and estimated fair values (exit price) of financial instruments at December 31, 2025 and 2024 are as follows:

		Fair Value Measurements at
(dollars in thousands)	Carrying	December 31, 2025 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$730,427	730,427	-	-	730,427
Securities available for sale	310,418	-	310,418	-	310,418
Held to maturity securities	4,339	-	4,389	-	4,389
Federal Reserve Bank and
Federal Home Loan Bank stock	6,601	N/A	N/A	N/A	N/A
Net loans	5,200,255	-	-	4,803,366	4,803,366
Accrued interest receivable	13,828	325	1,266	12,237	13,828
Financial liabilities:
Demand deposits	814,908	814,908	-	-	814,908
Interest bearing deposits	4,742,509	2,604,094	2,132,833	-	4,736,927
Short-term borrowings	120,054	-	120,054	-	120,054
Accrued interest payable	3,646	159	3,487	-	3,646

		Fair Value Measurements at
(dollars in thousands)	Carrying	December 31, 2024 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$641,812	641,812	-	-	641,812
Securities available for sale	358,185	-	358,185	-	358,185
Held to maturity securities	5,365	-	5,306	-	5,306
Federal Reserve Bank and
Federal Home Loan Bank stock	6,507	N/A	N/A	N/A	N/A
Net loans	5,047,810	-	-	4,589,822	4,589,822
Accrued interest receivable	13,194	271	1,317	11,606	13,194
Financial liabilities:
Demand deposits	762,101	762,101	-	-	762,101
Interest bearing deposits	4,628,882	2,579,123	2,038,200	-	4,617,323
Short-term borrowings	84,781	-	84,781	-	84,781
Accrued interest payable	3,817	216	3,601	-	3,817